CONDENSED CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Adjustments for interest income	£ 13,850	£ 13,758
Adjustments for interest expense	£ 7,348	£ 7,585